                          AIM ASIA PACIFIC GROWTH FUND
                            AIM EUROPEAN GROWTH FUND
                        AIM GLOBAL AGGRESSIVE GROWTH FUND
                             AIM GLOBAL GROWTH FUND
                          AIM INTERNATIONAL GROWTH FUND

              (SERIES PORTFOLIOS OF AIM INTERNATIONAL MUTUAL FUNDS)

                         Supplement dated April 1, 2005
       to the Statement of Additional Information dated February 28, 2005


The following replaces in its entirety the information appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - REDEMPTION IN KIND" on page 60:


               "Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). For instance, a Fund may make a redemption in kind, if a cash redemption would disrupt its operations or performance. Securities that will be delivered as payment in redemptions in kind will be valued using the same methodologies that the Fund typically utilizes in valuing such securities. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. The Trust, on behalf of the Funds made an election under Rule 18f-1 under the 1940 Act (a "Rule 18f-1 Election"), and therefore, the Trust, on behalf of a Fund is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period. The Rule 18f-1 Election is irrevocable while Rule 18f-1 under the 1940 Act is in effect unless the SEC by order permits withdrawal of such Rule 18f-1 Election."

The following information with respect to Russell C. Burk is added under the heading "TRUSTEES AND OFFICERS - OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

 "NAME, YEAR OF BIRTH AND POSITION(S)     TRUSTEE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      OTHER TRUSTEESHIP(S)
          HELD WITH THE TRUST              AND/OR                                                          HELD BY TRUSTEE
                                          OFFICER
                                           SINCE
OTHER OFFICERS
---------------------------------------- ----------- ------------------------------------------------ -------------------------

Russell C. Burk(5) - 1958                2005        Formerly: Director of Compliance and Assistant   N/A
Senior Vice President                                General Counsel, ICON Advisers, Inc.;
                                                     Financial Consultant, Merrill Lynch; General
                                                     Counsel and Director of Compliance, ALPS
                                                     Mutual Funds, Inc.

(5) Mr. Burk was elected Senior Vice President of the Trust effective February 15, 2005."



Effective December 31, 2004, Messrs. Sklar and Larsen retired as a Trustee and Vice President, respectively, of the Trust. The information with respect to Messrs. Sklar and Larsen appearing under the heading "TRUSTEES AND OFFICERS - INDEPENDENT TRUSTEES" AND "TRUSTEES AND OFFICERS - OTHER OFFICERS", respectively, in Appendix B in the Statement of Additional Information is hereby removed.

                       AIM INTERNATIONAL CORE EQUITY FUND

              (SERIES PORTFOLIO OF AIM INTERNATIONAL MUTUAL FUNDS)

                         Supplement dated April 1, 2005
       to the Statement of Additional Information dated February 28, 2005

The following replaces in its entirety the information appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - REDEMPTION IN KIND" on page 62:


               "Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). For instance, the Fund may make a redemption in kind, if a cash redemption would disrupt its operations or performance. Securities that will be delivered as payment in redemptions in kind will be valued using the same methodologies that the Fund typically utilizes in valuing such securities. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. The Trust, on behalf of the Funds made an election under Rule 18f-1 under the 1940 Act (a "Rule 18f-1 Election"), and therefore, the Trust, on behalf of the Fund is obligated to redeem for cash all shares presented to the Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of the Fund's net assets in any 90-day period. The Rule 18f-1 Election is irrevocable while Rule 18f-1 under the 1940 Act is in effect unless the SEC by order permits withdrawal of such Rule 18f-1 Election."

The following information with respect to Russell C. Burk is added under the heading "TRUSTEES AND OFFICERS - OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

 "NAME, YEAR OF BIRTH AND POSITION(S)     TRUSTEE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      OTHER TRUSTEESHIP(S)
          HELD WITH THE TRUST              AND/OR                                                          HELD BY TRUSTEE
                                          OFFICER
                                           SINCE
OTHER OFFICERS
---------------------------------------- ----------- ------------------------------------------------ -------------------------

Russell C. Burk(5) - 1958                2005        Formerly: Director of Compliance and Assistant   N/A
Senior Vice President                                General Counsel, ICON Advisers, Inc.;
                                                     Financial Consultant, Merrill Lynch; General
                                                     Counsel and Director of Compliance, ALPS
                                                     Mutual Funds, Inc.

(5) Mr. Burk was elected Senior Vice President of the Trust effective February 15, 2005."



Effective December 31, 2004, Messrs. Sklar and Larsen retired as a Trustee and Vice President, respectively, of the Trust. The information with respect to Messrs. Sklar and Larsen appearing under the heading "TRUSTEES AND OFFICERS - INDEPENDENT TRUSTEES" AND "TRUSTEES AND OFFICERS - OTHER OFFICERS", respectively, in Appendix B in the Statement of Additional Information is hereby removed.

                             INSTITUTIONAL CLASS OF

                          AIM INTERNATIONAL GROWTH FUND

              (SERIES PORTFOLIO OF AIM INTERNATIONAL MUTUAL FUNDS)

                         Supplement dated April 1, 2005
       to the Statement of Additional Information dated February 28, 2005


The following replaces in its entirety the information appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - REDEMPTION IN KIND" on page 39:


               "Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). For instance, the Fund may make a redemption in kind, if a cash redemption would disrupt its operations or performance. Securities that will be delivered as payment in redemptions in kind will be valued using the same methodologies that the Fund typically utilizes in valuing such securities. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. The Trust, on behalf of the Fund made an election under Rule 18f-1 under the 1940 Act (a "Rule 18f-1 Election"), and therefore, the Trust, on behalf of the Fund is obligated to redeem for cash all shares presented to the Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of the Fund's net assets in any 90-day period. The Rule 18f-1 Election is irrevocable while Rule 18f-1 under the 1940 Act is in effect unless the SEC by order permits withdrawal of such Rule 18f-1 Election."

The following information with respect to Russell C. Burk is added under the heading "TRUSTEES AND OFFICERS - OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

 "NAME, YEAR OF BIRTH AND POSITION(S)     TRUSTEE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      OTHER TRUSTEESHIP(S)
          HELD WITH THE TRUST              AND/OR                                                         HELD BY TRUSTEE
                                          OFFICER
                                           SINCE
OTHER OFFICERS
---------------------------------------- ----------- ------------------------------------------------ -------------------------

Russell C. Burk(5) - 1958                2005        Formerly: Director of Compliance and Assistant   N/A
Senior Vice President                                General Counsel, ICON Advisers, Inc.;
                                                     Financial Consultant, Merrill Lynch; General
                                                     Counsel and Director of Compliance, ALPS
                                                     Mutual Funds, Inc.

(5) Mr. Burk was elected Senior Vice President of the Trust effective February 15, 2005."



Effective December 31, 2004, Messrs. Sklar and Larsen retired as a Trustee and Vice President, respectively, of the Trust. The information with respect to Messrs. Sklar and Larsen appearing under the heading "TRUSTEES AND OFFICERS - INDEPENDENT TRUSTEES" AND "TRUSTEES AND OFFICERS - OTHER OFFICERS", respectively, in Appendix B in the Statement of Additional Information is hereby removed.